Employee Defined Contribution Plan	12 Months Ended
Jun. 30, 2026
Retirement Benefits [Abstract]
Employee Defined Contribution Plan

14. Employee Defined Contribution Plan

Full time employees of the Group’s subsidiaries in PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. The related labor regulations of PRC require that the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits were US$96,963 and US$116,012 for the years ended June 30, 2025 and 2024, respectively. These amounts relate to the PRC subsidiaries divested in fiscal year 2025 and are reported within discontinued operations in the consolidated statements of operations. No such expenses were incurred for the year ended June 30, 2026.